INCOME TAXES - Deferred Income Tax Balances (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 60	$ 52
Deferred income tax liabilities	(1,646)	(1,452)
Deferred tax assets	52	43
Deferred tax liabilities	(1,638)	(1,443)
Net deferred tax liabilities	(1,586)	(1,400)	$ (1,424)
Financial instruments and other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	17	18
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	43	34
Deferred tax assets	43
Net deferred tax liabilities	43	34	$ 31
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	(1,635)	(643)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	(11)	$ (809)
Unused Tax Losses, Expiring in Five Years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 78